Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net [Line Items]
Depreciation expense	$ 46,759	$ 45,782	$ 66,428
Finance lease right-of-use asset with carrying amount	$ 27,480	$ 65,077
Finance lease cash payment				$ 163,301